Document and Entity Information	28 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	WINDAUS GLOBAL ENERGY INC.
Entity Central Index Key	0001439133
Document Type	8-K
Document Period End Date	May 22, 2013
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2013